CONTINGENCIES AND COMMITMENTS	9 Months Ended
Sep. 30, 2024
Contingencies And Commitments [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 33. CONTINGENCIES AND COMMITMENTS
a) Tax Aspects
At the date of preparation of these Consolidated Condensed Interim Financial Statements, with varying degrees of progress, there are ongoing review and resolution processes filed by provincial and City of Buenos Aires tax authorities, mainly related to issues arising from the application of the turnover tax.
These processes and their eventual effects are subject to permanent monitoring and, although it is considered to have complied with tax obligations in accordance with current regulations, the allowances that are considered adequate have been made according to the evolution of each of the processes.
As of September 30, 2024 several claims for refund of the Income Tax paid in excess for the fiscal years 2014, 2015, 2016, 2017, 2018, 2019, 2021 and 2022, for the amounts of Ps. 433,815, Ps. 459,319, Ps. 944,338, Ps. 866,842, Ps. 3,646,382, Ps. 4,403,712, Ps. 629,837 and Ps. 4,039,802 (nominal values), respectively, were submitted by Banco Galicia to the Federal Administration of Public Revenue (Administración Federal de Ingresos Públicos, AFIP). These are based on jurisprudence precedents that establish the unconstitutionality of the rules that disable the application of the tax inflation adjustment, resulting in situations of confiscatory nature. In light of the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed.
Identical claims were filed by other Group subsidiaries before the Federal Administration of Public Revenue: Tarjetas Cuyanas S.A., (Tarjeta Naranja S.A.U.) predecessor company, for 2014 and 2016 periods, for an amount of Ps. 145,478, nominal value; Tarjeta Naranja S.A.U., for 2014 and 2016 periods, for a total amount of Ps. 580,164, nominal value; and for 2015, 2017, and 2018 periods, for an amount of Ps. 149,763, Ps. 326,498, and Ps. 973,843, nominal value, respectively. In light of the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed. On May 26, 2020, Tarjeta Naranja S.A.U. filed before the AFIP a claim for the repetition of the Income Tax corresponding to 2019 period for Ps. 1,364,949 in nominal value.
At the closing of these financial statements, the Group does not record contingent assets derived from the aforementioned presentations.
b Consumer Advocacy Associations
Consumer associations, invoking their representation, have filed claims to Banco Galicia in relation to the collection of certain commissions, interest rates, and financial charges.
The Group considers that the resolution of these disputes will not have a significant impact on its equity.
c Penalties applied to Banco de Galicia y Buenos Aires S.A.U. and summary proceedings filed by the Argentine Central Bank.
The sanctions applied and the proceedings initiated by the Argentine Central Bank are described in detail in Note 36.6.
The recorded contingency provisions are detailed below:

Item	09.30.24	12.31.23
Other Contingencies	51,893,142	32,546,986
For Judgment of a Commercial Nature/Legal Matters	16,064,078	21,303,656
For Labor Lawsuits	941,330	1,804,458
For Claims and Cards	200	403
For Guarantees Granted	—	2,302
For Other Contingencies	34,887,534	9,436,167
For Termination Benefits	30,061,623	8,091,078
Difference due to Dollarization of Judicial Deposits Com. “A” 4686	103,780	460,143
Total	82,058,545	41,098,207
The changes in provisions are shown in detail in Schedule J.